Consolidated Statements of Operations and Comprehensive Loss (Parentheticals)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Foreign currency translation adjustments, net of income taxes
Related Party
Sales and marketing expenses, related party	1,172,706	167,695
Interest expense, related party	¥ 8,118,160	$ 1,160,881	¥ 8,621,249	¥ 9,900,417